Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events
Note 13 - Subsequent Events:

A.
On March 19, 2012, the Company  entered into three agreements with its three major shareholders, Lake Union Capital Management, LLC, Prescott Group Capital Management, LLC and Columbia Pacific Opportunity Fund, LP, referred  to as the three shareholders, which are all subject to the  banks  and the  shareholder's approval to be obtained in meeting scheduled on May 2, 2012. The three agreements are summarized as follows:

(a)
An assignment agreement, referred to as the Assignment Agreement, pursuant to which the lenders' rights and obligations with respect to the $5 million loan granted to us by the lenders in April 2011 would be assigned by the lenders to the three shareholders, subject to certain terms and conditions;

(b)
An amendment to the $5 million loan agreement, referred to as the Amended Loan Agreement, pursuant to which the maturity date of the loan would be extended from May 2012  to May 1, 2014 and other certain terms of the loan would be amended; and

(c)	A loan agreement, referred to as the Bridge Loan Agreement, for extension of a bridge loan to us and potential additional loans.

The Assignment Agreement. The Assignment Agreement provides that the $5 million loan would be divided between the three shareholders in equal shares. In addition, it was agreed that we shall use $1 million out of funds currently held by a third party in escrow in connection with the sale of AppBuilder to Magic, subject to the release of such amount, for partial repayment of the $5 million loan, subject to any legal impediments prohibiting us from doing so. The pledge agreementof the $3.4 million that secure the $5 million loan shall also be assigned to the three shareholders. The pledge agreements provide for a second-ranking floating charge on our assets and a second-ranking fixed charge on our goodwill and other certain assets, all junior to the liens on our assets securing our debts to our lender banks. We are required to obtain the consent of our lender banks for certain transactions contemplated by the Assignment Agreement. In case that the banks' consent is not obtained within 21 business days from the signing of the Assignment Agreement, the lenders shall have the right to terminate the Assignment Agreement or give the three shareholders up to 60-day extension. The consummation of the transactions under the Assignment Agreement is subject to certain conditions, including obtaining shareholder approval. The three shareholders and the lenders may terminate the Assignment Agreement in case that the closing does not occur within 60 days from the signing of the Assignment Agreement or in the events agreed by the parties. Our obligation to consummate the transactions under the Assignment Agreement is subject to the extension of a $500,000 bridge loan to us by the three shareholders by a date to be agreed between the parties subject to the terms of the Assignment Agreement.

The Amended  Loan Agreement. The Amended Loan Agreement includes certain amendments to the terms of the $5 million loan assigned to the three shareholders. Under the Amended Loan Agreement, the maturity date of the loan shall be extended to May 1, 2014,from May, 2012,  the loan will bear interest at a rate of 6% per annum from the date of its extension (instead of 3.25% previously agreed with the lenders), and the loan shall be payable in quarterly installments. Any unpaid interest shall cause an increase of the interest  rate. We may pay the interest in ordinary shares at the request of the  shareholders or  our discretion.

In addition , as part of the agreement  we undertook to refrain from certain equity transactions  unless approves in advance by the three shareholders. we shall issue to the three shareholders Ordinary Shares in an amount equal to 18.7% of the our outstanding share capital prior to issuance of the shares (excluding treasury shares held by the Company). Under the terms of the Amended Loan Agreement, the parties shall enter into a registration rights agreement, pursuant to which the ordinary shares shall be considered registerable securities.

The closing of the Amended Loan Agreement is subject to certain conditions, including obtaining shareholder approval, obtaining the lender banks' consent to certain transactions contemplated by the Amended Loan Agreement and extension by the three shareholders of the $500,000 bridge loan.

The Bridge Loan Agreement. The bridge loan agreement entered between us and the three shareholders provides that the three shareholders will extend to us a $500,000 loan, referred to as the bridge loan, due at the first anniversary thereof. The bridge loan will bear nominal interest at a rate of 0.07% per annum. Subject to the lender banks' consent, the bridge loan shall be secured by security interests similar to the securities granted under the Amended Loan Agreement. In addition to the bridge loan, we  may mutually agree with the three shareholders to borrow from the three shareholders, prior to the repayment date of the bridge loan, additional loans up to an aggregate amount of $1.5 million, under the same terms of the bridge loan, including the conversion rights and interest rate increase. The amount of the bridge loan and the additional loans, if any, shall become immediately payable upon an event of default as described in the agreemnts.

The obligation of the parties to consummate the bridge loan agreement is subject to obtaining the banks' consent to certain transactions contemplated by the agreement. The three shareholders may terminate the bridge loan agreement if the closing of such agreement does not occur within 60 days from the signing or if any permanent injunction or other order of a governmental entity of a competent authority preventing the consummation of the transactions contemplated by the agreement, shall have become final and non-appealable or if we commenced certain proceedings. We may terminate the bridge loan agreement if the bridge loan is not extended by the three shareholders by a date to be agreed between the parties. In case that the transaction with the three shareholders is not approved by the shareholders then the accrued interest shall be increased and we will have the option to pay it by shares. The three shareholders shall also have the right  to convert the entire amount of the loan and accrued interest into ordinary shares as defined in the agreement.

B.	In March 2012, as part of terminating the Company business in Cyprus, the Company sold the holdings in TIS together with another subsidiary in Cyprus for a consideration of $72 thousand.